Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Federal	$ 160,941	$ 83,744	$ 107,445
State	35,656	22,387	29,739
Total current income tax expense	196,597	106,131	137,184
Deferred
Federal	35,443	19,292	13,124
State	(3,552)	79	3,713
Total deferred income tax expense (benefit)	31,891	19,371	16,837
Total income tax expense	$ 228,488	$ 125,502	$ 154,021